1717 Main Street, Suite 3700 Dallas, Texas 75201 214.659.4400 Phone 214.659.4401 Fax andrewskurth.com

Joseph A. Hoffman 214 659.4593 Phone 214 659.4861 Fax jhoffman@andrewskurth.com
December 12, 2005
U.S. Securities and Exchange Commission
Division of Corporate Finance
Mail Stop 7010
100 F Street, NE
Washington, DC 20549-7010

Re:	Sabine Production Partners, LP
Registration Statement on Form S-4
File No. 333-127203
Filed December 12, 2005
Ladies and Gentlemen:
     On behalf of Sabine Production Partners, LP (the “Partnership”), we have electronically transmitted herewith Amendment No. 3 to the above referenced Registration Statement (“Amendment No. 3”), which has been marked to indicate the changes effected by this amendment. In addition, we have today forwarded, by way of overnight delivery, six (6) marked copies of Amendment No. 3, c/o Mellissa Campbell Duru, for the convenience of the Staff.
     This Amendment incorporates the changes previously submitted to the Staff by the undersigned’s letters to H. Roger Schwall and Mellissa Campbell Duru dated December 6, 2005 and December 9, 2005.
     Concurrently with the filing of Amendment No. 3, we are transmitting the Partnership’s request for acceleration to the Commission.
     Please do not hesitate to contact me at 214-659-4593 or J. David Washburn of this office at 214-659-4678 if we can be of any further assistance in this matter.
     Thank you.

Very truly yours,
/s/ Joseph A. Hoffman

Joseph A. Hoffman Partner

cc:	Gerald W. Haddock, Esq.
Mr. James E. Farrell
J. David Washburn, Esq.
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